Annual Fund Operating Expenses - Amplify Stablecoin Technology ETF - Amplify Stablecoin Technology ETF	Dec. 19, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.